Accrued Liabilities (Details) - Schedule of accrued liabilities - Ambulnz, Inc. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities (Details) - Schedule of accrued liabilities [Line Items]
Accrued lab fees	$ 7,963,142	$ 4,267,665
Accrued payroll	6,548,006	2,409,105	$ 3,060,252
Medicare advance	1,945,814	2,397,024
FICA/Medicare liability	1,793,551	1,793,551
Accrued general expenses	6,250,514	1,437,684	354,082
Accrued fuel and maintenance	494,695	181,195	43,291
Accrued workers compensation	120,426	538,897	881,456
Other current liabilities	57,657	50,000
Accrued legal fees	1,251,463	1,172,425	97,425
Credit card payable	50,804	6,892	151,281
Deferred rent
Total accrued liabilities	$ 26,476,072	$ 14,254,438	$ 4,587,787